BASIS OF PRESENTATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended
	Oct. 31, 2014	Jan. 23, 2014
Stock Split
Number of shares issued as stock dividend (in shares)	8,500
Effect of Conversion from S Corporation to C Corporation
Net deferred income tax liability		$ 2,965